SIGNIFICANT EVENTS DURING THE REPORTING PERIOD (Focus Transaction and Debt Settlement) (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended
	Jun. 12, 2025 CAD ($) shares	Feb. 29, 2024 ILS (₪)	Jun. 30, 2025 shares	Dec. 31, 2024 shares	Feb. 29, 2024 CAD ($)	Feb. 29, 2024 ILS (₪)
Significant Events During Reporting Period [Line Items]
Number of shares issued | shares			4,044,812	3,085,452
Unrelated Service Provider [Member] | Debt Settlement Agreement [Member]
Significant Events During Reporting Period [Line Items]
Legal services fees | $	$ 190
Number of shares issued | shares	52,380
IMC Holdings Ltd [Member] | Focus Transaction [Member]
Significant Events During Reporting Period [Line Items]
Percentage of voting equity interests acquired					74.00%	74.00%
Discounted cash flow approach | ₪		₪ 3,100
Purchase price					$ 314	₪ 819
Description of method of measuring fair value of instruments or interests		As a result, the Company issued an aggregate of 128,818 common shares at a deemed price of $2.44 per Common Share, equal to the 10-day volume weighted average price of the common shares on the CSE ending on May 26, 2025, the date in which the Company received disinterested shareholders’ approval to complete the Focus Transaction (the “Closing Date”).
Difference between estimated Focus Purchase Price and amount | $					$ 2,558
IMC Holdings Ltd [Member] | Focus Transaction [Member] | Ewave Group Ltd [Member]
Significant Events During Reporting Period [Line Items]
Percentage of voting equity interests acquired					26.00%	26.00%